SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Share Capital [abstract]
SHARE CAPITAL

17.   SHARE CAPITAL

Authorized Share Capital

The Company has an unlimited number of common shares without par value authorized for issue.

On May 2, 2022, the Company initiated a share repurchase program to purchase up to five percent of its issued and outstanding common shares, expiring on the earlier of May 1, 2023, the date on which Fortuna has acquired the maximum number of common shares allowable under the Normal Course Issuer Bid (“NCIB”) or the date on which Fortuna otherwise decides not to make any further repurchases under the NCIB. From the commencement of the NCIB to December 31, 2022, the Company acquired and cancelled 2,201,404 common shares through this program at an average cost of $2.69 per share for a total cost of $5.9 million.